UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.1%	Boeing Co.	61,800	$2,198,844
	General Dynamics Corp.	22,500	935,775
	Goodrich Corp.	24,600	932,094
	Honeywell International, Inc.	44,400	1,236,984
	L-3 Communications Holdings, Inc.	9,100	616,980
	Lockheed Martin Corp.	20,300	1,401,309
	Northrop Grumman Corp.	25,700	1,121,548
	Precision Castparts Corp.	5,600	335,440
	Raytheon Co.	40,700	1,584,858
	Rockwell Collins, Inc.	12,300	401,472
	United Technologies Corp.	18,540	796,849

			11,562,153

Air Freight & Logistics - 0.8%	C.H. Robinson Worldwide, Inc.	39,300	1,792,473
	Expeditors International Washington, Inc.	16,000	452,640
	FedEx Corp.	17,300	769,677
	United Parcel Service, Inc. Class B	27,600	1,358,472

			4,373,262

Airlines - 0.2%	Southwest Airlines Co.	182,500	1,155,225

Auto Components - 0.1%	Johnson Controls, Inc.	27,800	333,600

Automobiles - 0.0%	Ford Motor Co. (a)	111	292

Beverages - 1.9%	The Coca-Cola Co.	148,400	6,522,180
	Dr. Pepper Snapple Group, Inc. (a)	21,500	363,565
	Molson Coors Brewing Co. Class B	24	823
	Pepsi Bottling Group, Inc.	10,400	230,256
	PepsiCo, Inc.	72,610	3,737,963

			10,854,787

Biotechnology - 1.6%	Amgen, Inc. (a)(b)	106,360	5,266,947
	Biogen Idec, Inc. (a)	28,210	1,478,768
	CV Therapeutics, Inc. (a)	10,399	206,732
	Celgene Corp. (a)	1,104	49,018
	Gilead Sciences, Inc. (a)	46,600	2,158,512

			9,159,977

Capital Markets - 2.5%	Ameriprise Financial, Inc.	3,900	79,911
	The Bank of New York Mellon Corp.	100,834	2,848,560
	The Charles Schwab Corp.	52,300	810,650
	E*Trade Financial Corp. (a)	143,100	183,168
	Franklin Resources, Inc.	16,850	907,710
	The Goldman Sachs Group, Inc.	31,950	3,387,339
	Invesco Ltd. (c)	55,100	763,686
	Janus Capital Group, Inc.	23,300	154,945
	Morgan Stanley	69,400	1,580,238
	Northern Trust Corp.	23,900	1,429,698
	State Street Corp.	25,328	779,596
	T. Rowe Price Group, Inc.	29,900	862,914

			13,788,415

Chemicals - 1.5%	Air Products & Chemicals, Inc.	9,400	528,750
	CF Industries Holdings, Inc.	22,900	1,628,877

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Dow Chemical Co.	55,700	$469,551
	E.I. du Pont de Nemours & Co.	127,000	2,835,910
	Monsanto Co.	15,400	1,279,740
	PPG Industries, Inc.	3,300	121,770
	Potash Corp. of Saskatchewan, Inc.	100	8,081
	Rohm & Haas Co.	22,500	1,773,900
	Sigma-Aldrich Corp.	400	15,116

			8,661,695

Commercial Banks - 1.8%	BB&T Corp. (d)	53,925	912,411
	Banco Santander Central Hispano SA (c)	32	221
	Fifth Third Bancorp	300	876
	First Horizon National Corp.	3	33
	KeyCorp	78,400	617,008
	The PNC Financial Services Group, Inc. (e)	16,998	497,871
	Provident Bankshares Corp.	3,496	24,647
	Regions Financial Corp.	56,100	238,986
	Royal Bank of Canada	5	145
	SunTrust Banks, Inc.	38,900	456,686
	U.S. Bancorp	149,254	2,180,601
	Wells Fargo & Co.	371,512	5,290,331

			10,219,816

Commercial Services & Supplies - 0.8%	Iron Mountain, Inc. (a)	14,300	317,031
	Republic Services, Inc. Class A	91,945	1,576,857
	Waste Management, Inc.	93,100	2,383,360

			4,277,248

Communications Equipment - 3.2%	Ciena Corp. (a)	14	109
	Cisco Systems, Inc. (a)	539,600	9,049,092
	CommScope, Inc. (a)	1	11
	Corning, Inc.	92,600	1,228,802
	Harris Corp.	2,072	59,964
	Juniper Networks, Inc. (a)	100,100	1,507,506
	Motorola, Inc.	3	13
	QUALCOMM, Inc.	138,700	5,396,817
	Tellabs, Inc. (a)	208,108	953,135

			18,195,449

Computers & Peripherals - 5.1%	Apple, Inc. (a)	80,400	8,451,648
	Dell, Inc. (a)	134,100	1,271,268
	EMC Corp. (a)	131,900	1,503,660
	Hewlett-Packard Co.	117,547	3,768,557
	International Business Machines Corp.	124,347	12,047,981
	Lexmark International, Inc. Class A (a)	51,600	870,492
	NetApp, Inc. (a)	25,700	381,388
	Teradata Corp. (a)	13,306	215,823

			28,510,817

Construction & Engineering - 0.4%	Fluor Corp.	34,100	1,178,155
	Jacobs Engineering Group, Inc. (a)	30,000	1,159,800

			2,337,955

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Finance - 0.3%	American Express Co.	74,400	$1,014,072
	Capital One Financial Corp.	21,744	266,147
	Discover Financial Services, Inc.	14,300	90,233
	SLM Corp. (a)	300	1,485

			1,371,937

Containers & Packaging - 0.2%	Ball Corp.	17,300	750,820
	Bemis Co.	7,800	163,566
	Owens-Illinois, Inc. (a)	11,800	170,392

			1,084,778

Distributors - 0.3%	Genuine Parts Co.	57,800	1,725,908

Diversified Consumer Services - 0.4%	Apollo Group, Inc. Class A (a)	24,700	1,934,751
	H&R Block, Inc.	24,600	447,474

			2,382,225

Diversified Financial Services - 2.6%	Bank of America Corp. (b)	410,314	2,798,341
	CME Group, Inc.	5,006	1,233,428
	Citigroup, Inc.	422,413	1,068,705
	IntercontinentalExchange, Inc. (a)	9,700	722,359
	JPMorgan Chase & Co.	299,963	7,973,016
	The NASDAQ Stock Market, Inc. (a)	23,950	468,941
	NYSE Euronext	28,600	511,940

			14,776,730

Diversified Telecommunication Services - 4.2%	AT&T Inc. (b)	518,505	13,066,326
	Embarq Corp.	66,269	2,508,282
	Qwest Communications International, Inc.	100	342
	Verizon Communications, Inc.	271,040	8,185,408

			23,760,358

Electric Utilities - 2.1%	American Electric Power Co., Inc.	4,700	118,722
	Duke Energy Corp.	216,700	3,103,144
	Edison International	11,400	328,434
	Entergy Corp.	9,300	633,237
	Exelon Corp.	42,824	1,943,781
	FPL Group, Inc.	22,600	1,146,498
	FirstEnergy Corp.	56,600	2,184,760
	Northeast Utilities, Inc.	13,400	289,306
	Progress Energy, Inc.	9,400	340,844
	The Southern Co.	48,000	1,469,760

			11,558,486

Electrical Equipment - 0.6%	Cooper Industries Ltd. Class A	4,300	111,198
	Emerson Electric Co.	105,500	3,015,190
	Rockwell Automation, Inc.	300	6,552

			3,132,940

Electronic Equipment & Instruments - 0.4%	Agilent Technologies, Inc. (a)	48,400	743,908
	Flir Systems, Inc. (a)	11,500	235,520
	Jabil Circuit, Inc.	64,700	359,732
	Tyco Electronics Ltd.	104,855	1,157,599

			2,496,759

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Equipment & Services - 1.3%	Diamond Offshore Drilling, Inc.	6,100	$383,446
	ENSCO International, Inc.	49,600	1,309,440
	Halliburton Co.	46,363	717,236
	Nabors Industries Ltd. (a)	3	30
	National Oilwell Varco, Inc. (a)	67,428	1,935,858
	Noble Corp.	23,300	561,297
	Precision Drilling Trust	36	96
	Pride International, Inc. (a)	12,800	230,144
	Schlumberger Ltd.	37,644	1,529,099
	Smith International, Inc.	6,000	128,880
	Weatherford International Ltd. (a)	48,420	536,009

			7,331,535

Food & Staples Retailing - 3.9%	CVS Caremark Corp.	106,265	2,921,225
	Costco Wholesale Corp.	64,300	2,978,376
	The Kroger Co.	49,800	1,056,756
	SUPERVALU, Inc.	13	186
	SYSCO Corp.	114,700	2,615,160
	Safeway, Inc.	18,200	367,458
	Wal-Mart Stores, Inc.	204,695	10,664,609
	Walgreen Co.	61,300	1,591,348

			22,195,118

Food Products - 1.8%	Campbell Soup Co.	75,338	2,061,248
	General Mills, Inc.	24,900	1,242,012
	H.J. Heinz Co.	68,400	2,261,304
	Hormel Foods Corp.	5,100	161,721
	The J.M. Smucker Co.	757	28,213
	Kellogg Co.	9,400	344,322
	Kraft Foods, Inc.	120,148	2,678,099
	Tyson Foods, Inc. Class A	153,100	1,437,609

			10,214,528

Gas Utilities - 0.0%	Questar Corp.	3,500	103,005

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	79,200	4,056,624
	Becton Dickinson & Co.	12,500	840,500
	Boston Scientific Corp. (a)	248,500	1,975,575
	C.R. Bard, Inc.	2,500	199,300
	Covidien Ltd.	37,555	1,248,328
	Medtronic, Inc.	75,400	2,222,038
	St. Jude Medical, Inc. (a)	17,800	646,674
	Stryker Corp.	10,700	364,228
	Varian Medical Systems, Inc. (a)	1,100	33,484
	Zimmer Holdings, Inc. (a)	9,600	350,400

			11,937,151

Health Care Providers & Services - 2.4%	Aetna, Inc.	25,100	610,683
	AmerisourceBergen Corp.	52,100	1,701,586
	Cardinal Health, Inc.	67,455	2,123,483
	Cigna Corp.	5,100	89,709
	DaVita, Inc. (a)	7,800	342,810
	Express Scripts, Inc. (a)	18,500	854,145

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	43,000	$1,121,440
	Laboratory Corp. of America Holdings (a)	2,000	116,980
	McKesson Corp.	55,700	1,951,728
	Medco Health Solutions, Inc. (a)	29,732	1,229,121
	UnitedHealth Group, Inc.	29,213	611,428
	WellPoint, Inc. (a)	69,857	2,652,470

			13,405,583

Hotels, Restaurants & Leisure - 1.6%	Carnival Corp.	27	583
	International Game Technology	22,600	208,372
	Marriott International, Inc. Class A	88,600	1,449,496
	McDonald’s Corp.	114,082	6,225,455
	Starwood Hotels & Resorts Worldwide, Inc.	69,800	886,460
	Wyndham Worldwide Corp.	20	84

			8,770,450

Household Durables - 0.0%	Fortune Brands, Inc.	2,500	61,375
	Leggett & Platt, Inc.	12,600	163,674

			225,049

Household Products - 2.4%	Kimberly-Clark Corp.	34,700	1,600,017
	The Procter & Gamble Co.	255,555	12,034,085

			13,634,102

IT Services - 0.5%	Affiliated Computer Services, Inc. Class A (a)	7,600	363,964
	Automatic Data Processing, Inc.	27,800	977,448
	Computer Sciences Corp. (a)	1,800	66,312
	Convergys Corp. (a)	9,600	77,568
	Fiserv, Inc. (a)	2,600	94,796
	MasterCard, Inc. Class A	5,435	910,254
	Total System Services, Inc.	17,000	234,770

			2,725,112

Independent Power Producers & Energy Traders - 0.1%	Constellation Energy Group, Inc.	26,800	553,688

Industrial Conglomerates - 1.8%	3M Co.	42,840	2,130,005
	General Electric Co.	669,100	6,764,601
	Tyco International Ltd.	55,620	1,087,927

			9,982,533

Insurance - 2.4%	AON Corp.	28,900	1,179,698
	Aflac, Inc.	43,300	838,288
	The Allstate Corp.	52,600	1,007,290
	American International Group, Inc. (b)	18,175	18,175
	Assurant, Inc.	22,500	490,050
	Chubb Corp.	34,300	1,451,576
	Cincinnati Financial Corp.	23,700	542,019
	Genworth Financial, Inc. Class A	140,200	266,380
	Hartford Financial Services Group, Inc.	23,300	182,905
	Lincoln National Corp.	7,200	48,168
	Loews Corp.	16,386	362,131
	Marsh & McLennan Cos., Inc.	52,600	1,065,150
	MetLife, Inc.	67,600	1,539,252

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Principal Financial Group, Inc.	36,500	$298,570
	The Progressive Corp.	75,500	1,014,720
	Prudential Financial, Inc.	44,300	842,586
	Torchmark Corp.	6,700	175,741
	The Travelers Cos., Inc.	53,229	2,163,227
	UnumProvident Corp.	6,500	81,250
	XL Capital Ltd. Class A	100	546

			13,567,722

Internet & Catalog Retail - 0.6%	Amazon.com, Inc. (a)	44,300	3,253,392

Internet Software & Services - 1.4%	eBay, Inc. (a)	151,405	1,901,647
	Google, Inc. Class A (a)	17,731	6,171,452
	Yahoo!, Inc. (a)	32	410

			8,073,509

Leisure Equipment & Products - 0.2%	Hasbro, Inc.	50,700	1,271,049
	Mattel, Inc.	6,000	69,180

			1,340,229

Life Sciences Tools & Services - 0.7%	Thermo Fisher Scientific, Inc. (a)	70,335	2,508,849
	Waters Corp. (a)	37,800	1,396,710

			3,905,559

Machinery - 1.5%	Caterpillar, Inc.	75,900	2,122,164
	Cummins, Inc.	5,800	147,610
	Danaher Corp.	11,800	639,796
	Deere & Co.	26,400	867,768
	Dover Corp.	29,600	780,848
	ITT Corp.	5,100	196,197
	Illinois Tool Works, Inc.	83,000	2,560,550
	Ingersoll-Rand Co. Class A	32,637	450,391
	PACCAR, Inc.	25	644
	Pall Corp.	8,900	181,827
	Parker Hannifin Corp.	4,400	149,512

			8,097,307

Media - 1.9%	CBS Corp. Class B	92,648	355,768
	Comcast Corp. Class A	88,235	1,203,525
	The DIRECTV Group, Inc. (a)	33,200	756,628
	The McGraw-Hill Cos., Inc.	12,600	288,162
	News Corp. Class A	148,000	979,760
	Omnicom Group, Inc.	11,000	257,400
	Scripps Networks Interactive	7,500	168,825
	Time Warner Cable, Inc.	13,054	692,019
	Time Warner, Inc.	82,908	1,600,131
	Viacom, Inc. Class B (a)	32,800	570,064
	Walt Disney Co.	212,707	3,862,759
	The Washington Post Co. Class B	466	166,409

			10,901,450

Metals & Mining - 0.4%	AK Steel Holding Corp.	21,400	152,368
	Freeport-McMoRan Copper & Gold, Inc. Class B	8	305
	Nucor Corp.	46,900	1,790,173

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	United States Steel Corp.	2,900	$61,277

			2,004,123

Multi-Utilities - 2.2%	Ameren Corp.	3,200	74,208
	CenterPoint Energy, Inc.	5,800	60,494
	DTE Energy Co.	53,400	1,479,180
	Dominion Resources, Inc.	52,600	1,630,074
	NiSource, Inc.	173,415	1,699,467
	PG&E Corp.	16,500	630,630
	Public Service Enterprise Group, Inc.	100,900	2,973,523
	SCANA Corp.	9,700	299,633
	Sempra Energy	8,300	383,792
	TECO Energy, Inc.	136,900	1,526,435
	Wisconsin Energy Corp.	37,600	1,547,992
	Xcel Energy, Inc.	10,800	201,204

			12,506,632

Multiline Retail - 0.9%	Big Lots, Inc. (a)	71,300	1,481,614
	Family Dollar Stores, Inc.	55,000	1,835,350
	Kohl’s Corp. (a)	31,400	1,328,848
	Macy’s, Inc.	32,600	290,140
	Target Corp.	5,300	182,267

			5,118,219

Office Electronics - 0.0%	Xerox Corp.	30,800	140,140

Oil, Gas & Consumable Fuels - 11.2%	Anadarko Petroleum Corp.	69,000	2,683,410
	Cabot Oil & Gas Corp. Class A	53,700	1,265,709
	Chevron Corp.	178,152	11,978,940
	ConocoPhillips	115,280	4,514,365
	El Paso Corp.	86,800	542,500
	Exxon Mobil Corp.	404,240	27,528,744
	Hess Corp.	31,675	1,716,785
	Murphy Oil Corp.	42,900	1,920,633
	Noble Energy, Inc.	19,000	1,023,720
	Occidental Petroleum Corp.	89,454	4,978,115
	Peabody Energy Corp.	61,000	1,527,440
	Spectra Energy Corp.	26,712	377,708
	Sunoco, Inc.	34,900	924,152
	Valero Energy Corp.	85,923	1,538,022
	Williams Cos., Inc.	54,990	625,786
	XTO Energy, Inc.	50	1,531

			63,147,560

Paper & Forest Products - 0.4%	Domtar Corp. (a)	11	10
	International Paper Co.	112,400	791,296
	MeadWestvaco Corp.	110,000	1,318,900

			2,110,206

Personal Products - 0.1%	Avon Products, Inc.	20,500	394,215

Pharmaceuticals - 7.5%	Abbott Laboratories (b)	70,400	3,358,080
	Allergan, Inc.	12	573
	Bristol-Myers Squibb Co.	148,700	3,259,504

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Eli Lilly & Co.	67,100	$2,241,811
	Forest Laboratories, Inc. (a)	22,900	502,884
	Johnson & Johnson	209,409	11,014,913
	King Pharmaceuticals, Inc. (a)	119,700	846,279
	Merck & Co., Inc.	206,502	5,523,929
	Pfizer, Inc.	596,647	8,126,332
	Schering-Plough Corp.	38,400	904,320
	Watson Pharmaceuticals, Inc. (a)	52,100	1,620,831
	Wyeth	110,729	4,765,776

			42,165,232

Professional Services - 0.6%	Dun & Bradstreet Corp.	24,600	1,894,200
	Robert Half International, Inc.	72,300	1,289,109

			3,183,309

Real Estate Investment Trusts (REITs) - 0.9%	Apartment Investment & Management Co. Class A	28,745	157,523
	AvalonBay Communities, Inc.	1,122	52,801
	Boston Properties, Inc.	3,800	133,114
	Equity Residential	31,100	570,685
	HCP, Inc.	31,700	565,845
	Health Care REIT, Inc.	8,800	269,192
	Kimco Realty Corp.	101	770
	Plum Creek Timber Co., Inc.	22,200	645,354
	ProLogis	25,800	167,700
	Public Storage	14,104	779,246
	Simon Property Group, Inc.	17,888	619,640
	Ventas, Inc.	11,800	266,798
	Vornado Realty Trust	15,974	530,958

			4,759,626

Road & Rail - 0.4%	Norfolk Southern Corp.	28,200	951,750
	Union Pacific Corp.	31,100	1,278,521

			2,230,271

Semiconductors & Semiconductor Equipment - 3.0%	Analog Devices, Inc.	99,400	1,915,438
	Applied Materials, Inc.	69,000	741,750
	Intel Corp.	544,600	8,196,230
	Linear Technology Corp.	600	13,788
	MEMC Electronic Materials, Inc. (a)	2,000	32,980
	National Semiconductor Corp.	103,800	1,066,026
	Novellus Systems, Inc. (a)	104,700	1,741,161
	Teradyne, Inc. (a)	100	438
	Texas Instruments, Inc.	76,900	1,269,619
	Xilinx, Inc.	109,400	2,096,104

			17,073,534

Software - 4.0%	Adobe Systems, Inc. (a)	96,200	2,057,718
	Autodesk, Inc. (a)	71,100	1,195,191
	BMC Software, Inc. (a)	14,600	481,800
	CA, Inc.	12,600	221,886
	Compuware Corp. (a)	19,700	129,823
	Intuit, Inc. (a)	83,900	2,265,300

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	McAfee, Inc. (a)	12,900	$432,150
	Microsoft Corp.	549,960	10,102,765
	Oracle Corp.	280,000	5,059,600
	Symantec Corp. (a)	43,600	651,384

			22,597,617

Specialty Retail - 2.8%	AutoZone, Inc. (a)	12,600	2,049,012
	Best Buy Co., Inc.	46,800	1,776,528
	GameStop Corp. Class A (a)	46,000	1,288,920
	The Gap, Inc.	110,800	1,439,292
	Home Depot, Inc.	115,800	2,728,248
	Limited Brands, Inc.	130,800	1,137,960
	Lowe’s Cos., Inc.	99,000	1,806,750
	O’Reilly Automotive, Inc. (a)	11,600	406,116
	The Sherwin-Williams Co.	1,500	77,955
	Staples, Inc.	37,200	673,692
	TJX Cos., Inc.	90,900	2,330,676

			15,715,149

Textiles, Apparel & Luxury Goods - 0.2%	Coach, Inc. (a)	13,600	227,120
	Nike, Inc. Class B	22,800	1,069,092

			1,296,212

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	19,600	229,124
	People’s United Financial, Inc.	8,300	149,151

			378,275

Tobacco - 1.5%	Altria Group, Inc.	130,233	2,086,333
	Lorillard, Inc.	15,800	975,492
	Philip Morris International, Inc.	152,333	5,420,008
	Reynolds American, Inc.	2,000	71,680

			8,553,513

Wireless Telecommunication Services - 0.5%	American Tower Corp. Class A (a)	78,700	2,394,841
	Centennial Communications Corp. (a)	67,081	554,089
	Sprint Nextel Corp. (a)	100	357

			2,949,287

	Total Common Stocks - 96.4%		542,260,954

	Exchange-Traded Funds

	SPDR Trust Series 1	202,600	16,094,544

	Total Exchange-Traded Funds - 2.9%		16,094,544

	Total Long-Term Investments (Cost - $643,767,286) - 99.3%		558,355,498

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.646% (e)(f)	38,305,056	38,305,056

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC
	Money Market Series, 1.17% (e)(f)(g)	510	510,000

	Total Short-Term Securities (Cost - $38,815,056) - 6.9%		38,815,056

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $682,582,342*) - 106.2%	$597,170,554
Liabilities in Excess of Other Assets - (6.2)%	(34,859,671)

Net Assets - 100.0%	$562,310,883

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$719,578,325

Gross unrealized appreciation	$8,923,036
Gross unrealized depreciation	(131,330,807)

Net unrealized depreciation	$(122,407,771)

(a)	Non-income producing security.

(b)	All or a portion of security, pledged as collateral in connection with open financial futures contracts.

(c)	Depositary receipts.

(d)	Security, or a portion of security, is on loan.

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempFund	$38,305,056	[1]	—		—	$3,440
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$(17,999,615	) [2]	—	$38,392
BlackRock Liquidity Series, LLC Money Market Series	—		$(450,000	) [2]	—	$3,227
The PNC Financial Services Group, Inc.	$169,899		$35		$(8)	$11,219

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

212	S&P 500 Index	June 2009	$38,440,418	$3,683,982

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$596,660,554	$3,683,982
Level 2	510,000	—
Level 3	—	—

Total	$597,170,554	$3,683,982

*	Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 20, 2009